Goodwill and Other Intangible Assets	12 Months Ended
May 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE C — GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill, by reportable segment, for the years ended May 31, 2019 and 2018, are as follows:

	Industrial	Consumer	Specialty
(In thousands)	Segment	Segment	Segment	Total
Balance as of June 1, 2017	$516,335	$453,600	$173,978	$1,143,913
Acquisitions	19,736	21,277	2,643	43,656
Translation adjustments	1,247	2,841	517	4,605
Balance as of May 31, 2018	537,318	477,718	177,138	1,192,174
Acquisitions	5,826	25,994	45,639	77,459
Translation adjustments	(16,725)	(4,325)	(2,821)	(23,871)
Balance as of May 31, 2019	$526,419	$499,387	$219,956	$1,245,762

Total accumulated goodwill impairment losses were $156.3 million at May 31, 2019.  Of the accumulated balance, $141.4 million was recorded during the fiscal year ended May 31, 2017 by our consumer segment, and $14.9 million was recorded during the fiscal year ended May 31, 2009 by our industrial reportable segment.  There were no impairment losses recorded during fiscal 2019 or 2018.

Other intangible assets consist of the following major classes:

		Gross		Net Other
	Amortization	Carrying	Accumulated	Intangible
(In thousands)	Period (In Years)	Amount	Amortization	Assets
As of May 31, 2019
Amortized intangible assets
Formulae	9 to 33	$227,208	$(150,091)	$77,117
Customer-related intangibles	5 to 33	413,475	(172,238)	241,237
Trademarks/names	5 to 40	32,998	(16,867)	16,131
Other	1 to 33	36,709	(26,599)	10,110
Total Amortized Intangibles		710,390	(365,795)	344,595
Indefinite-lived intangible assets
Trademarks/names		256,487		256,487
Total Other Intangible Assets		$966,877	$(365,795)	$601,082
As of May 31, 2018
Amortized intangible assets
Formulae	10 to 33	$221,812	$(140,160)	$81,652
Customer-related intangibles	5 to 33	369,687	(147,831)	221,856
Trademarks/names	5 to 40	36,671	(17,998)	18,673
Other	2 to 30	37,589	(24,946)	12,643
Total Amortized Intangibles		665,759	(330,935)	334,824
Indefinite-lived intangible assets
Trademarks/names		249,448		249,448
Total Other Intangible Assets		$915,207	$(330,935)	$584,272

The aggregate intangible asset amortization expense for the fiscal years ended May 31, 2019, 2018 and 2017 was $45.1 million, $43.2 million and $41.9 million, respectively. For the next five fiscal years, we estimate annual intangible asset amortization expense related to our existing intangible assets to approximate the following: 2020 — $43.0 million, 2021 — $39.9 million, 2022 — $38.6 million, 2023 — $34.9 million and 2024 — $31.5 million.

The gross amount of other intangible asset accumulated impairment losses at May 31, 2017 totaled $53.6 million, of which $0.6 million was recorded during the fiscal year ended May 31, 2009 by our industrial reportable segment and $53.0 million was recorded during fiscal 2017 by our consumer reportable segment.  For the year ended May 31, 2019, we recorded other intangible asset impairment losses of approximately $4.2 million, of which $2.0 million was recorded by our industrial reportable segment for impairment losses on trade names and approximately $2.2 million was recorded by our specialty reportable segment for impairment losses on customer-related intangibles. There were no impairment losses recorded during fiscal 2018.